Transactions with Related Parties (Details) € in Thousands, $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended		10 Months Ended	11 Months Ended		12 Months Ended
	Mar. 31, 2016 USD ($)	Apr. 30, 2016	Jun. 05, 2015	May. 31, 2015 USD ($)	Nov. 11, 2014 USD ($)	Nov. 18, 2014	Dec. 13, 2013	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Feb. 18, 2015 USD ($)	Feb. 04, 2015	Dec. 18, 2013 USD ($)	Dec. 31, 2012 USD ($)
Annual lease payments of office								$ 2,508		$ 2,804	$ 2,899
General and administrative expenses								34,183		45,590	44,634
Due from affiliate, total								8,887		33,400
Due from affiliate, current								12,669		27,196
Due from affiliate, non current								0		9,625
Due to affiliate, current								17,791		0
Deferred gain recognized in Statement of Comprehensive Income								61,484		57,751	19,344
Fair value of the claim, recorded as ''Other expense''								34,982		24,520	10,447
Long-term debt								1,581,308		1,612,890	1,478,089
Investments in affiliates								381,746		344,453	335,303
Loan receivable from affiliate companies - Book Value								16,474		7,791
Navios Partners Agreement
Maximum payout of company under Navios Partner's guarantee															$ 20,000
General and administrative expenses								6,205		6,090	4,366
Navios Acquisition Agreement
General and administrative expenses								7,608		7,314	3,477
Navios Logistics Agreement
General and administrative expenses								760		760	740
Navios Europe I Agreement
General and administrative expenses								800		800	25
Administrative services agreement term in years							6 years
Navios Midstream Agreement
General and administrative expenses								1,014		96
Administrative services agreement term in years						5 years
Navios Europe II Agreement
General and administrative expenses								550
Administrative services agreement term in years			6 years
Goldland Anonymos Eteria
Annual lease payments of office								1,046	€ 943
Acropolis
Commissions paid								6		2	41
Trade accounts payable								76		78
Navios Partners
Unamortized deferred gain for vessels and rights sold								13,680		16,301
Deferred gain recognized in Statement of Comprehensive Income								2,621		5,278	6,881
Maximum borrowing capacity				$ 60,000
Credit facility outstanding amount								0
Fair value of the claim, recorded as ''Other expense''								18,851
Interest rate description				LIBOR plus 300 basis points
Loan margin percentage				3.00%
Credit facility maturity date				Jan. 02, 2017
Navios Acquisition
Due from affiliate, non current								0		9,625
Maximum borrowing capacity					$ 200,000			40,000
Line Credit Facility Arrangement Fees					$ 4,000
Credit facility outstanding amount								$ 0		$ 0
Interest rate description								LIBOR plus 300 basis points	LIBOR plus 300 basis points
Loan margin percentage								3.00%	3.00%
Fixed interest rate					6.00%
Credit facility maturity date								Dec. 31, 2015	Dec. 31, 2015	Dec. 29, 2014
Navios Midstream
Description of the option to acquire Navios Midstream								Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2015, Navios Holdings had not exercised any part of that option.	Navios Holdings entered into an option agreement, with Navios Acquisition under which Navios Acquisition, which owns and controls Navios Maritime Midstream Partners GP LLC ("Midstream General Partner"), granted Navios Holdings the option to acquire a minimum of 25% of the outstanding membership interests in Midstream General Partner and the incentive distribution rights in Navios Midstream representing the right to receive an increasing percentage of the quarterly distributions when certain conditions are met. The option shall expire on November 18, 2024. The purchase price for the acquisition for all or part of the option interest shall be an amount equal to its fair market value. As of December 31, 2015, Navios Holdings had not exercised any part of that option.
Minimum | Share purchase agreement with Navios Partners
Ownership percentage of Navios Holdings													20.00%
Minimum | Navios Midstream
Option agreement percentage interests								25.00%	25.00%
Navios Europe I
Deferred gain recognized in Statement of Comprehensive Income								$ 1,293		$ 831
Investments in affiliates								5,497		4,936				$ 4,750
Navios Europe I | Navios Revolving Loans I
Loan receivable from affiliate companies - Book Value								8,868		7,813
Navios Europe II
Deferred gain recognized in Statement of Comprehensive Income								1,308
Investments in affiliates								7,333				$ 6,650
Navios Europe II | Navios Revolving Loans II
Loan receivable from affiliate companies - Book Value								7,900
Navios Partners
Deferred gain recognized in Statement of Comprehensive Income								$ 15,462		36,959	$ 39,738
Ownership percentage of Navios Holdings								20.10%
Investments in affiliates								$ 115,432		114,387
Navios Europe I
Due from affiliate, total								1,609		4,087
Due from affiliate, current								211		3,421
Due from affiliate, non current								$ 1,398		666
Ownership percentage of Navios Holdings								47.50%
Navios Europe I | Navios Revolving Loans I
Preferred Distribution Percentage								12.70%	12.70%
Loan receivable from affiliate companies - Book Value								$ 7,125		7,125
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisitions,Navios Partners
Available amount of loan facility								9,100
Navios Europe II
Due from affiliate, total								4,196		0
Due from affiliate, current								3,571		0
Due from affiliate, non current								$ 625		0
Ownership percentage of Navios Holdings								47.50%
Navios Europe II | Navios Revolving Loans II
Preferred Distribution Percentage								18.00%	18.00%
Loan receivable from affiliate companies - Book Value								$ 7,327		$ 0
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisitions,Navios Partners
Available amount of loan facility								23,075
Funding Commitment | Navios Europe I | Navios Revolving Loans I
Available amount of loan facility								4,323
Funding Commitment | Navios Europe II | Navios Revolving Loans II
Available amount of loan facility								$ 10,961
Subsequent event | Navios Logistics Agreement
Termination date of the administrative services agreement		December 2021
Subsequent event | Navios Acquisition
Line of credit facility issuance date	Mar. 31, 2016
Maximum borrowing capacity	$ 50,000
Interest rate description	LIBOR plus 300 basis points
Loan margin percentage	3.00%
Credit facility maturity date	Apr. 14, 2016